Short-Term Investments - Summary of Detailed Information About Investment Portfolio (Detail) - BRL (R$) R$ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Short Term Investments [Abstract]
Certificates of deposit		R$ 270,870	R$ 21,327
Repurchase agreements	[1]	1,181,116	1,192,101
Treasury bills		377,033	374,690
Government bonds (LFT)		1,486,999	221,900
Exclusive Investment Fund Portfolio		R$ 3,316,018	R$ 1,810,018

[1]	Repurchase operations are securities issued by banks with a commitment by the bank to repurchase them, and by the client to resell them, at defined rates and within a predetermined term, backed by public or private securities, depending on bank availabilities and registered with the CETIP. On June 30, 2020, repurchase operations are remunerated at an average rate of 103.8% of CDI (106.9% of the CDI on December 31, 2019).